Disposal of subsidiaries (Tables)	6 Months Ended
Mar. 31, 2025
Disposal of subsidiaries (Tables)
Schedule of reconciliation of the carrying amounts of major classes of assets and liabilities
	As of	As of
	March 31, 2025	September 30, 2024
Carrying amount of major classes of assets	(unaudited)	(audited)
Cash	$3,973	$4,131
Prepaid expenses and other current assets	86	34
Property and equipment, net	602,531	612,892
Total assets of disposed entities	$606,590	$617,057

Carrying amount of major classes of liabilities
Accounts payable	342,428	345,991
Taxes payable	129	104
Accrued expenses and other current liabilities	44,002	43,780
Total liabilities of disposed entities	$386,559	$389,875

Schedule of reconciliation of the amounts of major classes of operations of disposed entities
	For the six months ended March 31,
	2025	2024
	(unaudited)	(unaudited)
Revenue	-	$4,973,357
Cost of revenues	-	(4,966,016)
Gross profit	-	7,341
Operating expenses	(20,482)	(375,505)
Loss from operations	(20,482)	(368,164)
Other income	2,441	3,835
Loss before income tax expenses	(18,041)	(364,329)
Income tax expenses	-	-
Net loss	$(18,041)	$(364,329)